Statement of Changes in Deficiency in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 57,065	$ 8	$ 3,000	$ 28,538,777	$ (26,943,960)	$ 1,654,889
Balance, shares at Dec. 31, 2021	570,651,636	81,000	30,000,000
Common shares issued for services	$ 100			51,650		51,750
Common shares issued for services, shares	1,000,000
Warrants issued in connection with debt				698,813		698,813
Options issued for services				155,250		155,250
Series B Preferred stock issued for cash		$ 12		115,988		116,000
Series B Preferred stock issued for cash, shares		116,000
Warrant exercises for cash	$ 762			151,628		152,390
Warrant exercises for cash, shares	7,619,499
Vesting of warrants issued for services				12,976		12,976
Series C deemed dividend				88,269	(88,269)
Net loss					(5,380,415)	(5,380,415)
Balance at Dec. 31, 2022	$ 57,927	$ 20	$ 3,000	29,813,351	(32,412,644)	(2,538,346)
Balance, shares at Dec. 31, 2022	579,271,135	197,000	30,000,000
Options issued for services				89,881		89,881
Series B Preferred stock issued for cash		$ 44		435,206		$ 435,250
Series B Preferred stock issued for cash, shares		435,250				52,500,000
Warrant exercises for cash	$ 2,142			104,936		$ 107,078
Warrant exercises for cash, shares	21,415,438
Series C deemed dividend				1,860,440	(1,860,440)
Net loss					(3,956,813)	(3,956,813)
Warrant exercises for subscription receivable	$ 12			613		625
Warrant exercises for subscription receivable, shares	125,000
Shares issued for liability to issue stock	$ 30			10,170		10,200
Shares issued for liability to issue stock, shares	300,000
Shares issued as inducement to renew employment agreement	$ 3,500			339,500		343,000
Shares issued as inducement to renew employment agreement, shares	35,000,000
Shares issued for inducement to resign as directors	$ 1,750			169,750		171,500
Shares issued for inducement to resign as directors, shares	17,500,000
Shares issued to settle accrued compensation	$ 20,000			2,060,000		2,080,000
Shares issued to settle accrued compensation, shares	200,000,000
Common stock issued for conversion of Preferred stock Series C	$ 4,965		$ (600)	(4,365)
Common stock issued for conversion of Preferred stock Series C, shares	49,651,812		(6,000,000)
Series B Preferred stock issued for subscriptions receivable		$ 11		114,989		115,000
Series B Preferred stock issued for subscriptions receivable, shares		115,000
Balance at Dec. 31, 2023	$ 90,326	$ 75	$ 2,400	$ 34,994,471	$ (38,229,897)	$ (3,142,625)
Balance, shares at Dec. 31, 2023	903,263,385	747,250	24,000,000